Cash and cash equivalents	12 Months Ended
Dec. 31, 2011
Cash and cash equivalents

7 Cash and cash equivalents

	As of December 31,
	2010	2011
	$	$
Cash	38,116,101	24,775,703
Investment in money market accounts	5,188,172	1,430
Time deposits	15,571,126	16,144,685

Total	58,875,399	40,921,818

Interest income earned from the above cash and cash equivalents amounted to $541,419, $1,012,497 and $2,547,963 for the years ended December 31, 2009 and 2010 and 2011, respectively.